RELATED PARTY TRANSACTIONS (Details) - USD ($)						1 Months Ended			3 Months Ended	10 Months Ended	12 Months Ended
	Jan. 14, 2021	Jan. 06, 2021	Dec. 07, 2020	Oct. 08, 2020	Jul. 16, 2020	Jan. 27, 2022	Dec. 20, 2021	Feb. 26, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Jan. 06, 2022	Jan. 11, 2021
Related Party Transactions (Details) [Line Items]
Aggregate purchase price value									$ 500,000		$ 2,035,000
Advances outstanding										$ 30,000	$ 0
Repaid amount								$ 30,000
Aggregate principal amount							$ 500,000
Business combination, description									The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant.		The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant.
Aggregate principal amount							500,000
Convertible promissory notes							$ 500,000
Warrant price per share (in Dollars per share)		$ 10.00					$ 0.75						$ 10.00
Additional amount borrowed										24,655		$ 1,035,000
Interest expense											1,826
Debt discount amount											$ 16,901
Description of related party extension loans									In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension		In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension, providing a total possible Business Combination period up until July 11, 2022 for a total payment value of $2,070,000 ($0.15 per unit in either case).
Price per warrant (in Dollars per share)											$ 0.75
Trust account									$ 2,070,000		$ 139,410,739
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price value						$ 500,000
Warrant price per share (in Dollars per share)												$ 0.75
Additional amount borrowed												$ 1,035,000
Trust account												$ 1,035,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shareholder outstanding shares percentage									20.00%		20.00%
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares to Sponsor (in Shares)					3,593,750
Aggregate purchase price value					$ 25,000
Capitalization of share outstanding (in Shares)		0.2		0.2
Ordinary shares, subject to forfeiture (in Shares)			1,437,500						450,000		450,000
Ordinary shares issued and outstanding (in Shares)		3,450,000
Promissory Note - Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount					$ 125,000
Convertible Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price value											$ 500,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Fund expenses										$ 30,000
Outstanding balance	$ 125,000
Warrant price per share (in Dollars per share)													$ 10.10